PENSIONS - Schedule of total contributions to defined contribution scheme (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Employers' contributions	$ 1,656	$ 1,324	$ 1,035